Guarantor Subsidiaries - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Interest rate of Senior secured note	5.00%
Subsidiary ownership percentage		100.00%
11.75% Senior Secured Notes
Guarantor Obligations [Line Items]
Long term debt, principal amount		$ 450.0
Interest rate of Senior secured note		11.75%
Debt instrument, maturity year		2016